SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS (Details) - CAD ($)	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Cash	$ 131,908,197	$ 90,156,821
Equity securities in investee companies	28,571	71,429
Derivative liability	338,032	(492,470)
Total	131,598,736	89,735,780
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash	131,908,197	90,156,821
Equity securities in investee companies	28,571	71,429
Derivative liability
Total	131,936,768	90,228,250
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash
Equity securities in investee companies
Derivative liability	(338,032)	(492,470)
Total	$ 338,032	$ 492,470